Restatement	6 Months Ended	12 Months Ended
	May 31, 2018	Nov. 30, 2017
Accounting Changes and Error Corrections [Abstract]
Restatement

3.	RESTATEMENT

The following table summarizes changes made to the balance sheets:

	Previously Reported		Restated
	May 31, 2018	Adjustments	May 31, 2018
ASSETS

TOTAL ASSETS	$-	$-	$-

LIABILITIES AND SHAREHOLDERS’ DEFICIT

CURRENT LIABILITIES
Accounts payable	$5,175	$17,293	$22,468
Accrued compensation officer	-	18,500	18,500
Judgment payable	-	-	-

TOTAL CURRENT LIABILITIES	5,175	35,793	40,968

COMMITMENTS AND CONTINGENCIES, note 2

SHAREHOLDERS' DEFICIT
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding	-	-	-
Common stock, $0.001 par value, 400,000,000 shares authorized, 207,837,336 shares issued and outstanding	39,105	-	39,105
Additional paid-in capital	116,145	-	116,145
Accumulated deficit	(160,425)	(35,793)	(196,218)

TOTAL SHAREHOLDERS’ DEFICIT	(5,175)	(35,793)	(40,968)

TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$-	$-	$-

4.	RESTATEMENT

The balance sheet at November 30, 2017 and 2016 are being restated to present liabilities that were previously erroneously considered forgiven.

The following table summarizes changes made to the balance sheets:

	Previously Reported		Restated
	November 30, 2017	Adjustments	November 30, 2017
ASSETS

TOTAL ASSETS	$-	$-	$-

LIABILITIES AND SHAREHOLDERS' DEFICIT

CURRENT LIABILITIES
Accounts payable	$37,222	$17,293	$54,515
Accrued compensation officer	-	18,500	18,500
Judgment payable	40,981	-	40,981

TOTAL CURRENT LIABILITIES	78,203	35,793	113,996

COMMITMENTS AND CONTINGENCIES, note 2

SHAREHOLDERS' DEFICIT
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding	-	-	-
Common stock, $0.001 par value, 400,000,000 shares authorized, 207,837,336 shares issued and outstanding	39,105	-	39,105
Additional paid-in capital	95,145	-	95,145
Accumulated deficit	(212,453)	(35,793)	(248,246)

TOTAL SHAREHOLDERS' DEFICIT	(78,203)	(35,793)	(113,996)

TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$-	$-	$-

	Previously Reported		Restated
	November 30, 2016	Adjustments	November 30, 2016
ASSETS

TOTAL ASSETS	$-	$-	$-

LIABILITIES AND SHAREHOLDERS' DEFICIT

CURRENT LIABILITIES
Accounts payable	$35,247	$17,293	$52,540
Accrued compensation officer	-	18,500	18,500
Judgment payable	37,981	-	37,981

TOTAL CURRENT LIABILITIES	73,228	35,793	109,021

COMMITMENTS AND CONTINGENCIES, note 2

SHAREHOLDERS' DEFICIT
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding	-	-	-
Common stock, $0.001 par value, 400,000,000 shares authorized, 207,837,336 shares issued and outstanding	39,105	-	39,105
Additional paid-in capital	95,145	-	95,145
Accumulated deficit	(207,478)	(35,793)	(243,271)

TOTAL SHAREHOLDERS' DEFICIT	(73,228)	(35,793)	(109,021)

TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$-	$-	$-

The November 30, 2016 statement of operations and cash flows are being restated to recognize the extinguishment of liabilities during the year ended November 30, 2016, and reporting the related gain on extinguishment of liabilities totaling $103,000 during the year ended November 30, 2016, rather than in the preceding year as previously erroneously presented.

The following table summarizes changes made to the year ended November 30, 2016 Statement of Operations:

	Previously Reported	Adjustments	Restated

REVENUES	$-	$-	$-

OPERATING EXPENSES
General and administrative	4,975	-	4,975

TOTAL OPERATING EXPENSES	4,975	-	4,975

OPERATING EXPENSES
Gain on extinguishment of liabilities	-	103,000	103,000

NET INCOME (LOSS) BEFORE PROVISION OF INCOME TAXES	(4,975)	103,000	98,025

PROVISION FOR INCOME TAXES	-	-	-

NET INCOME (LOSS)	$(4,975)	$103,000	$98,025

Basic and diluted earnings (loss) per share	$(0.00)	$-	$0.00

Weighted average shares outstanding (Basic and diluted)	207,837,336	-	207,837,336